Note 14 - Earnings Per Share (Details) - Basic and Diluted Earnings Per Share Calculation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic and Diluted Earnings Per Share Calculation [Abstract]
Net income	$ 21,217,193	$ 28,958,487	$ 8,549,791
Less: Undistributed earnings allocated to non-vested shares	(55,958)	(11,220)
Net income attributable to common shareholders, basic	$ 21,161,235	$ 28,947,267	$ 8,549,791
Weighted average number of shares outstanding, basic and diluted (in Shares)	28,271,746	20,552,568	20,909,154
Earnings per share, basic and diluted (in Dollars per share)	$ 0.75	$ 1.41	$ 0.41